Exhibit 99.2 Schedule 3

Customer Loan ID	Initial Loan Grade	Final Loan Grade	Final Compliance Loan Grade	Initial Fitch Loan Grade	Final Fitch Loan Grade	Initial Fitch Compliance Loan Grade	Final Fitch Compliance Loan Grade	Was Loan Tested	HUD Category	SOL Expiration	Subject to Predatory Lending
1	1	1	1	A	A	A	A	Y	Final HUD used for testing	Y	Y
2	2	2	2	B	B	B	B	Y	Final HUD used for testing	Y	Y
3	3	3	3	D	D	D	D	N	No testing able to be performed.	Y	Y